Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

April 6,  2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of March 14, 2011

General

1.          Provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment you file we will find your responsive changes, including page numbers for the changes.  Similarly, to the extent comments on one section apply to similar disclosure elsewhere, please make corresponding revisions to all affected disclosure.  Further, please provide updated disclosure with each amendment.  This will minimize the need for us to repeat similar comments.

2.         We note your response to the prior comment three from our letter dated December 29, 2010 and reissue the comment in part.  Please amend your filing to include your responses to our prior comment three, including your analysis as to why you are not a blank check company and subject to the requirements of Rule 419, including a specific statement that you do not believe that you are a blank check company.  Further, please include a confirmation that you intend to engage in your current business plan and have no intent to merge with or acquire another company.  In addition, please amend your filing to include:

We have noted this comment and believe we exceed Blank Check status because we have a specific business plan and are following the business plan without deviation. To Date we have implemented the starting of our seismic testing and it is scheduled for completion before October 31, 2011. On or about February 25 ,2011, Abby paid $18,000.00 to a company  that will facilitate the seismic testing.  After which time we will be in a position to engage in preparing further activities designed to carry out our business plan. We do not  believe that we are a blank check company and have no intentions of merging with or acquiring another company. We are pursuing our business plan as stated previously which the above          $ 18,000.00 expenditure  supports.

▪

Whether Messrs Thompson or Wilkinson have visited the Westrose property;

Mr. Wilkinson has visited the property on two occasions in the last fiscal year.

▪

The amount of resources currently on hand;

As of February 28/ 2011 Abby Inc. has $18,277.44 cash.

▪

The amount of resources you expect to spend in the next 12 months to further your business plan including the amounts you have anticipated for audit, legal and consulting fees referenced in your Accounting and Audit Plan and SEC Filing Plan sections; and,

▪

We expect to spend about $35,000.00 on seismic and about  $18,000.00 on further exploration and testing in 2011.  We expect to pay about  $12,000.00 for audit and legal  fees.  We do not anticipate any consulting fees in 2011 at this time.

▪

Substantive steps outside of your intent to proceed with the exploration plan you have taken in furtherance of a business plan.

We raised $35,000 from three private placements in February of  2011.  We plan to raise further funds to implement our plans for  2011 and 2012.

3.         We note that your Purchase Agreement now provides for the transfer of title of the westrose property after the completion of phase two of your exploration plan.  Please provide disclosure as to the reason for the delay in transferring the title from Mr. Wilkinson to you.

We have updated our disclosure in this regard.  Mr. Wilkinson will transfer title after the expenditures of phase 2 are completed and the work is done.

Prospectus Summary,  Page 4

4.

 We note your response to prior comment six from our letter dated December 29, 2010.  The first time you discuss Mitchel Vestco Inc., disclose that Mr. Wilkinson is the sole owner and director of such entity.

We have updated the disclosure.

5.       We note your revision on page 4 to indicate that the July 17, 2010 acquisition of the Westrose property gas concession option from Mitchel Vestco Inc. was an “arms length transaction.”  Please explain in detail how this was an arm’s length transaction, given that you had engaged Mitchel Vestco Inc.’s owner and sole director, Brian Wilkinson, in May 2010 as the professional engineer who prepared the report on the Westrose project.

We have updated the disclosure in this regard.

Summary Financial Information, Page 7

6.

 Your opening paragraph in this section and chart headings should reflect November 30, 2010, rather than August 30, 2010, and the working capital figure in you opening should reflect the balance at November 30, 2010 (i.e., $1, 276 based on your balance sheet per page F-2).  Please revise for consistency and accuracy.

We have updated the disclosure.

7.       We note your statement that the fair value of your outstanding common stock is $0.01 per share at November 30, 2010.  Please tell us how you determined the fair value of your outstanding common stock or remove this statement from your filing.

We have updated the disclosure.

Risk Factors, Page7

8.

 We note that you have not complied with comment ten in our letter dated December 29, 2010.  Please remove the language which states that your current operating funds are estimated to be sufficient to complete the first and second phase of exploration or tell us why you believe this to be a supportable assertion.

We Have updated the disclosure.

Determination of Offering Price, Page 12

9.

We note your response to our prior comment 11 from our letter dated December 29, 2010 and reissue the comment in part.  With respect to the following sentence, please revise to further clarify that the “offering” is the private placement to the selling shareholders that closed on November 30, 2009, not the offering to which this prospectus relates: “We determined the offering price of $0.005 to the selling shareholder is based on what we found could attract investors to invest in our high risk natural gas exploration company.”

The disclosure has been updated

Directors, Executive Officers, Promoters and control Persons, Page 18

10.

We note  the addition of Mr. Brian Wilkinson as a director of the company and that he is to oversee day to day operations and exploration work.  Please indicate the amount of time each week he will spend overseeing the day to day operations and exploration work of the company.

The disclosure has been updated.

11.    In addition, please include disclosure regarding the allocation of responsibilities between Mr. Wilkinson and Mr. Don Thompson given the traditional role of management to oversee the day to day operations of the company.  In this regard, we note your disclosure on page 29 that you ”do not have any employees of the company, and provide adequate disclosure in this section and in other sections where you discuss Mr. Wilkinson.

The disclosure has been updated.

12.    Please identify the junior oil companies Mr. Wilkinson is assisting in year-end reserves audits and assisting in the management of oil and gas assets.  Please include disclosure regarding possible conflicts of interest that might arise due to Mr. Wilkinson’s involvement with other companies, some of which may be your competitors.  In the alternative, please explain why such disclosure need not be included.

The disclosure has been updated in this regard. In addition,  Mr. Wilkinson does not see any conflict of interest arising from his association with Abby Inc.

13.    Please revise to include disclosure required pursuant to item 401(f) of regulation S-K

 After reviewing item 401(f)  It  is determined that this item is not applicable to Abby Incorporated.

Organization in the last five years, page 24

14.      The first time you discuss Phetchabun progect in Thailand, please provide sufficient disclosure of the project.  For example, please disclose that you purchased the oil and gas lease for this project from Mr. Wilkinson in July 2009 for 3 million shares of common stock valued at $15,000.

The disclosure has been updated.

Description of business, page 25

15.     We note the removal of the statement, “however, until we encounter such a situation [where it is no longer economical to explore for gas on the property, you] intend to explore for gas elsewhere’ on page 26.  Please indicate the purpose for the removal of this statement and whether the company intends to engage in another business outside the exploration of natural gas.

The statement was taken out as it didn’t apply.  The company intends to explore for natural gas and as such will follow it’s business plan set forth.

Government Approvals and Regulations, page 27

16.      We note your response to our prior comment 16 from our letter dated December 29, 2010 and reissue the comment in part.   Please provide disclosure regarding specific permits and bonding that must be received by the company in order to engage in your exploration phases one and two.

The document has been updated in this regard.

 Management’s Discussion and Analysis, page 29

17.      Please revise to provide a discussion of your operating results and liquidity and capital resources consistent with the periods presented in your financial statements (i.e., as of and for the fiscal years ended November 30, 2010 and 2009).  Refer to item 303 (A) of regulation S-K.

The disclosure has been updated in this regard.

Certain Relationships and Related Transactions, page 34

18.       Item 404 of regulation S-K requires disclosure of transactions with respect to a beneficial owner of more than 5% of your voting securities.  We note that, in connection with the July 17, 2009 purchase of the oil and gas lease located in Phetchabun, Thailand, you issued to Mr. Wilkinson 3 million shares of your common stock.  We also note, however, your statement on page 24 that “ Mr. Wilkinson provided the Westrose property in exchange for the Phetchabun project in order to retain the three million shares received from the phetchabun project, as it wasn’t ratified as per the first agreement amendment.”  Please clarify whether Mr. Wilkinson became a beneficial owner of more than 5% of your voting securities as a result of the July 17, 2009 transaction.  If he was, please disclose all transactions with Mr. Wilkinson since the beginning of your last fiscal year, including any engineering consulting transactions and remunerations thereto.  Please also correct the bulleted list on page 34 to reference the 5% requirement of item 404.

 The disclosure has been updated in this regard.

Financial Statements, page F-1

19.       Please revise the title on page F-1 and the line on page F-5 that is intended to represent fiscal year 2010 net loss to read ‘November 30, 2010” rather than “November 30, 2009.”

We have updated the disclosure.

20.      We note that you have not complied with comment eight in our letter dated December 29, 2010.  Your disclosure on page 4 states that you issued 3,000,000 shares of stock in exchange for the Westrose gas concession in 2010, and page 24 indicates that you also paid $7,000 cash.  However, your fiscal 2010 financial statements continue not to reflect the non-cash portion of this transaction.  Please revise to provide consistent disclosure and tell us how your accounting treatment is appropriate.

 We have updated the financials in the disclosure.

Balance Sheet, page F-2

21.      It does not appear that you balance sheet includes line items related to           stockholders’ equity.  Please revise.

We have updated the financials in the disclosure.

Exhibits

22.      We note your response to our prior comment 20 from our letter dated December 29, 2010 and the inclusion of a signed Purchase Agreement.  We note the following inconsistencies with respect to exhibit 10.1 that was filed on February 25th, 2011;

This agreement is dated September 17, 2010, whereas disclosure in your filing indicates that the Westrose Project was acquired on July 17, 2010.

Updated in the disclosure.  The formal signing took place September 17, 2010.

Section 4 of the Purchase Agreement states that part of the consideration for the purchase is “the sum of $15,000.00 USD, payable with 3,000,000common restricted shares of Abby Inc. and a cash payment of $7,000.00.” This would indicate that you valued the 3 million shares at $8,000.  Note 3 to the financial statements, however, indicates that you values the 3 million shares at $15,000.

We have updated the disclosure and the amended agreement.  The 7,000 cash paid is in addition to the 3,000,000 restricted common shares.

The Purchase Agreement filed on February 25, 2011 differs In material respects from the purchase agreement originally filed with your registration statement on December 2, 2010.

             Please revise throughout your filing to correct the inconsistencies.  Please also      amend your filing to include, as an exhibit, the purchase agreement that was signed at the time you have disclosed you purchased the property.  In addition, to the extent the purchase agreement has been amended, please include disclosure regarding the purpose of the amendment and provide a signed version of the amended purchase agreement as an exhibit to the filing.

The disclosure has been updated and an ammended purchase agreement is attached in this filing

Provide clarification regarding what term “phase two” as set forth in the purchase agreement means, since the meaning of that term, as set forth in the registration statement, has changed between December 2, 2010 and February 25, 2011.

The document has been updated.

Exhibit 23 – Consent of Independent Accountant

Please amend your filing to include an updated auditor’s consent.  Refer to Item 601(B)(23) of Regulation S-K

The filing now includes a consent document from the auditors.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 president